Financial assets at amortized cost and other positions in scope of expected credit loss measurement	12 Months Ended
Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information on financial instruments and certain non-financial instruments (e.g., committed unconditionally revocable credit lines) that are subject to ECL. UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below. Tables provided for 31 December 2018 include additional detail on certain segments that have not been provided for balances as of 1 January 2018.

  Refer to Note 1c for the comparative information as of 31 December 2017 under IAS 39
  Refer to Note 23 for more information on expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking
  Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

  Personal & Corporate Banking
  Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

  Personal & Corporate Banking
  Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

  Personal & Corporate Banking

Refer to Note 23g for more details on sensitivity

For amortized cost instruments, the net carrying value represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying value of these financial assets. The carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets are recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on notional amounts.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	1.1.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	90,045	90,045	0	0	0	0	0	0
Loans and advances to banks	14,074	14,055	19	0	(5)	(3)	0	(3)
Receivables from securities financing transactions	86,864	86,864	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,040	24,040	0	0	0	0	0	0
Loans and advances to customers	318,480	288,420	28,531	1,529	(890)	(62)	(167)	(661)
of which: Private clients with mortgages	122,652	106,554	15,394	704	(128)	(12)	(71)	(45)
of which: Real estate financing	36,824	26,888	9,907	29	(64)	(4)	(54)	(6)
of which: Large corporate clients	11,289	10,626	572	90	(71)	(6)	0	(65)
of which: SME clients	10,589	8,431	1,557	601	(295)	(8)	(24)	(262)
of which: Lombard	114,638	114,621	0	17	(86)	(5)	0	(81)
Other financial assets measured at amortized cost	18,775	18,265	33	477	(139)	(30)	(1)	(108)
of which: Loans to financial advisors	3,165	2,949	33	184	(118)	(29)	(1)	(89)
Total financial assets measured at amortized cost	552,277	521,689	28,582	2,006	(1,037)	(97)	(168)	(772)
Financial assets measured at fair value through other comprehensive income	6,930	6,930	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	559,208	528,619	28,582	2,006	(1,037)	(97)	(168)	(772)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,596	16,753	649	194	(38)	(6)	(2)	(30)
Irrevocable loan commitments	31,650	30,933	679	38	(37)	(25)	(8)	(4)
of which: Large corporate clients	22,568	21,896	645	26	(28)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,247	1,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,639	35,362	2,213	64	(35)	(19)	(15)	0
of which: Real estate financing	3,184	2,151	1,033	0	(10)	(2)	(7)	0
of which: SME clients	4,893	4,423	416	54	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,677	1,676	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	89,809	85,972	3,541	295	(110)	(50)	(25)	(34)
Total allowances and provisions					(1,146)	(148)	(193)	(806)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

UBS AG
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information on financial instruments and certain non-financial instruments (e.g., committed unconditionally revocable credit lines) that are subject to ECL. UBS AG has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

Tables provided for 31 December 2018 include additional detail on certain segments that have not been provided for balances as of 1 January 2018.

  Refer to Note 1c for the comparative information as of 31 December 2017 under IAS 39
  Refer to Note 23 for more information on expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking
  Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

  Personal & Corporate Banking
  Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

  Personal & Corporate Banking
  Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

  Personal & Corporate Banking

Refer to Note 23g for more details on sensitivity

For amortized cost instruments, the net carrying value represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying value of these financial assets. The carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets are recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on notional amounts.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	1.1.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	90,045	90,045	0	0	0	0	0	0
Loans and advances to banks	14,027	14,007	18	0	(5)	(3)	0	(3)
Receivables from securities financing transactions	86,864	86,864	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,040	24,040	0	0	0	0	0	0
Loans and advances to customers	320,687	290,582	28,575	1,530	(890)	(62)	(167)	(661)
of which: Private clients with mortgages	122,652	106,553	15,394	704	(128)	(12)	(71)	(45)
of which: Real estate financing	36,824	26,888	9,907	30	(64)	(4)	(54)	(6)
of which: Large corporate clients	11,289	10,626	571	90	(71)	(6)	0	(65)
of which: SME clients	10,589	8,431	1,557	600	(295)	(8)	(24)	(262)
of which: Lombard	113,461	113,444	0	17	(86)	(5)	0	(81)
Other financial assets measured at amortized cost	18,850	18,339	33	477	(139)	(30)	(1)	(108)
of which: Loans to financial advisors	3,166	2,948	33	184	(118)	(29)	(1)	(89)
Total financial assets measured at amortized cost	554,512	523,878	28,628	2,007	(1,037)	(97)	(168)	(772)
Financial assets measured at fair value through other comprehensive income	6,930	6,930	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	561,442	530,808	28,628	2,007	(1,037)	(97)	(168)	(772)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,596	16,753	649	194	(38)	(6)	(2)	(30)
Irrevocable loan commitments	31,650	30,933	679	38	(37)	(25)	(8)	(4)
of which: Large corporate clients	22,568	21,896	645	27	(28)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,247	1,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,639	35,362	2,213	64	(35)	(19)	(15)	0
of which: Real estate financing	3,183	2,151	1,033	0	(10)	(2)	(7)	0
of which: SME clients	4,893	4,422	416	54	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,677	1,676	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	89,809	85,972	3,541	295	(110)	(50)	(25)	(34)
Total allowances and provisions					(1,146)	(148)	(193)	(806)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.